CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 258,831	$ 103,075	$ 55,275
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	57,964	73,349	91,355
Stock-based compensation	28,451	29,814	$ 26,307
Equity in losses of affiliated company	$ 537	565
Revaluation of earn out liability		(4,002)
Excess tax benefit from share-based payment arrangements	$ (7,595)	(1,205)	$ (1,172)
Accrued severance pay, net	104	(207)	(43)
Amortization of premium and discount and accrued interest on marketable securities	2,799	2,071	4,234
Deferred taxes, net	10,576	(27,785)	(17,275)
Changes in operating assets and liabilities:
Trade receivables, net	(56,363)	4,807	(34,569)
Prepaid expenses and other current assets	(1,482)	1,956	(1,612)
Trade payables	2,166	(13,781)	5,057
Accrued expenses and other liabilities	40,896	10,319	1,782
Deferred revenues	54,914	$ 3,424	$ (4,551)
Gain on disposal of discontinued operations	(147,334)
Other	269	$ (131)	$ (513)
Net cash provided by operating activities	244,733	182,269	124,275
Cash flows from investing activities:
Purchase of property and equipment	(16,596)	(16,722)	(20,226)
Investment in marketable securities	(247,593)	(74,188)	(145,885)
Proceeds from maturity of marketable securities	65,123	43,411	162,521
Proceeds from sale and call of marketable securities	$ 27,419	2,403	791
Proceeds from short-term bank deposits		107,327	54,422
Investment in short-term bank deposits	$ (40,000)	(69,500)	(60,500)
Payments for business acquisitions, net of cash acquired and investments in affiliates	(1,500)	(748)	(23,911)
Capitalization of software development costs	$ (1,380)	$ (908)	(1,038)
Proceeds upon the realization of investment in affiliate			$ 683
Proceeds from sale of discontinued operations	$ 186,134
Net cash used in investing activities	(28,393)	$ (8,925)	$ (33,143)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	27,532	29,526	38,381
Purchase of treasury shares	(68,384)	(94,267)	(79,447)
Dividends paid	(38,239)	(38,142)	(29,010)
Excess tax benefit from share-based payment arrangements	7,595	1,205	1,172
Earn out payments related to acquisitions	(297)	(158)	(280)
Net cash used in financing activities	(71,793)	(101,836)	(69,184)
Effect of exchange rate changes on cash	(6,113)	(3,556)	(999)
Increase in cash and cash equivalents	138,434	67,952	20,949
Cash and cash equivalents at the beginning of the year	187,497	119,545	98,596
Cash and cash equivalents at the end of the year	325,931	187,497	119,545
Supplemental disclosure of cash flows activities:
Income taxes	53,646	32,854	43,862
Interest	$ 107	116	336
Non-cash activities:
Net change in accrued liability with respect to treasury shares		(1,481)	497
Net change in other receivables with respect to exercise of share options	$ 434	$ 1,085	$ (1,320)